Employee Retirement and Severance Benefits (Fair Values of Company's Pension Plans Assets) (Detail) - JPY (¥) ¥ in Millions		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Fair Value, Inputs, Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets		¥ 1,356		¥ 218
Japan
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets		724,039		704,169		¥ 682,695
Japan | Pooled Equity Securities Funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	[1]	168,745		164,662
Japan | Government Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	[2]	136,771		130,180
Japan | Japanese Companies Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets		80,201	[3]	77,484	[4]
Japan | Foreign Corporate Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets		9,807		5,164
Japan | Municipal Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets		1,126		1,202
Japan | Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets		15,617		11,711
Japan | Pooled Debt Securities Funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets		140,825	[5]	136,655	[6]
Japan | Mortgage and Asset Backed Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets		8,308		12,090
Japan | Life Insurance Company General Accounts
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets		117,762		121,573
Japan | Other Assets
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets		30,087		27,197
Japan | Investment Measured at Net Asset Value
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets		14,790		16,251
Japan | Fair Value, Inputs, Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets		226,779		212,828
Japan | Fair Value, Inputs, Level 1 | Government Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	[2]	136,771		130,180
Japan | Fair Value, Inputs, Level 1 | Japanese Companies Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets		80,201	[3]	77,484	[4]
Japan | Fair Value, Inputs, Level 1 | Foreign Corporate Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets		9,807		5,164
Japan | Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets		481,114		474,872
Japan | Fair Value, Inputs, Level 2 | Pooled Equity Securities Funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	[1]	168,745		164,662
Japan | Fair Value, Inputs, Level 2 | Municipal Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets		1,126		1,202
Japan | Fair Value, Inputs, Level 2 | Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets		15,617		11,711
Japan | Fair Value, Inputs, Level 2 | Pooled Debt Securities Funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets		140,825	[5]	136,655	[6]
Japan | Fair Value, Inputs, Level 2 | Mortgage and Asset Backed Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets		8,308		12,090
Japan | Fair Value, Inputs, Level 2 | Life Insurance Company General Accounts
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets		117,762		121,573
Japan | Fair Value, Inputs, Level 2 | Other Assets
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets		28,731		26,979
Japan | Fair Value, Inputs, Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets		1,356		218
Japan | Fair Value, Inputs, Level 3 | Other Assets
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets		1,356		218
Foreign Plans
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets		321,713		294,829		¥ 248,642
Foreign Plans | Pooled Equity Securities Funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	[1]	37,538		63,557
Foreign Plans | Foreign Corporate Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets		10,267		10,298
Foreign Plans | Municipal Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets		2,324		2,302
Foreign Plans | Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets		6,375		6,472
Foreign Plans | Pooled Debt Securities Funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets		108,499	[5]	64,259	[6]
Foreign Plans | Mortgage and Asset Backed Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets		2,696		2,511
Foreign Plans | Life Insurance Company General Accounts
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets		27,953		9,676
Foreign Plans | Other Assets
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets		102,159		115,102
Foreign Plans | Investment Measured at Net Asset Value
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets		23,902		20,652
Foreign Plans | Fair Value, Inputs, Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets		10,267		10,298
Foreign Plans | Fair Value, Inputs, Level 1 | Foreign Corporate Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets		10,267		10,298
Foreign Plans | Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets		287,544		263,879
Foreign Plans | Fair Value, Inputs, Level 2 | Pooled Equity Securities Funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	[1]	37,538		63,557
Foreign Plans | Fair Value, Inputs, Level 2 | Municipal Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets		2,324		2,302
Foreign Plans | Fair Value, Inputs, Level 2 | Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets		6,375		6,472
Foreign Plans | Fair Value, Inputs, Level 2 | Pooled Debt Securities Funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets		108,499	[5]	64,259	[6]
Foreign Plans | Fair Value, Inputs, Level 2 | Mortgage and Asset Backed Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets		2,696		2,511
Foreign Plans | Fair Value, Inputs, Level 2 | Life Insurance Company General Accounts
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets		27,953		9,676
Foreign Plans | Fair Value, Inputs, Level 2 | Other Assets
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets		¥ 102,159		¥ 115,102

[1]	These funds invest in listed equity securities consisting of approximately 30% Japanese companies and 70% foreign companies for Japanese plans, and mainly foreign companies for foreign plans.
[2]	This class includes approximately 85% Japanese government bonds and 15% foreign government bonds for Japanese plans, and mainly foreign government bonds for foreign plans.
[3]	The plan’s equity securities include common stock of the Company and certain of its subsidiaries in the amounts of ¥282 million.
[4]	The plan’s equity securities include common stock of the Company and certain of its subsidiaries in the amounts of ¥118 million.
[5]	These funds invest in approximately 25% Japanese government bonds, 55% foreign government bonds, 5% Japanese municipal bonds, and 15% corporate bonds for Japanese plans. These funds invest in approximately 60% foreign government bonds and 40% corporate bonds for foreign plans.
[6]	These funds invest in approximately 30% Japanese government bonds, 50% foreign government bonds, 5% Japanese municipal bonds, and 15% corporate bonds for Japanese plans. These funds invest in approximately 35% foreign government bonds and 65% corporate bonds for foreign plans.